SHAREHOLDERS' EQUITY (Schedule of Composition Non-Controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance	$ 46,045
Shares issuance by a subsidiary to a non-controlling interest			$ 27,448
Forfeiture of non-controlling interests regarding share based compensation	0	$ 0
Share-based compensation		4,097	1,578
Exercise of subsidiary options	0	9
Benefit to non-controlling interests regarding share-based compensation	0	0	0
Profit Loss Attributable To Noncontrolling Interests	(2,652)	(2,832)	(1,003)
Balance	53,653	46,045
Non-controlling Interests
Statement Line Items [Line Items]
Balance	10,837	10,073
Forfeiture of non-controlling interests regarding share based compensation	(536)	(238)
Share-based compensation	1,717	3,742
Exercise of subsidiary options	378	82
Benefit to non-controlling interests regarding share-based compensation	23	10
Profit Loss Attributable To Noncontrolling Interests	(2,652)	(2,832)
Balance	$ 9,767	$ 10,837	$ 10,073